Cover	Dec. 17, 2024
Cover [Abstract]
Entity Registrant Name	KNOW LABS, INC.
Entity Central Index Key	0001074828
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 17, 2024
Entity File Number	001-37479
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-0273142
Entity Address Address Line 1	619 Western Avenue
Entity Address Address Line 2	Suite 610
Entity Address City Or Town	Seattle,
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98104
City Area Code	206
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	903-1351
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	KNW
Security Exchange Name	NYSE